FINANCIAL INSTRUMENTS - Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Allowance for doubtful accounts, beginning of year	$ 154	$ 91
Provision for doubtful accounts	69	105
Bad debts written off, net of recoveries	(35)	(42)
Allowance for doubtful accounts, end of year	$ 188	$ 154